Cover - USD ($)	12 Months Ended
	Feb. 28, 2023	May 08, 2023
Cover [Abstract]
Entity Registrant Name	MINERVA GOLD INC.
Entity Central Index Key	0001854816
Document Type	10-K/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--02-28
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	true
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Feb. 28, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		6,570,000
Entity Public Float		$ 0
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	333-255403
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1588963
Entity Address Address Line 1	12/1 Kunayev str
Entity Address Address Line 2	IA 17
Entity Address City Or Town	Nur-Sultan
Entity Address Country	KZ
Entity Address Postal Zip Code	010000
City Area Code	725
Icfr Auditor Attestation Flag	false
Auditor Name	Fruci & Associates II, PLLC
Auditor Location	Spokane, Washington
Auditor Firm Id	5525
Local Phone Number	225-1800
Entity Interactive Data Current	Yes
Amendment Description	N/A